SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
VIE arrangements
Schedule of the name of foreign owned subsidiaries and VIE companies
Name of Foreign Owned Subsidiaries	Name of VIE Companies
Heng Ye	Heng Cheng
Heng Yu Da	Yi Ren Wealth Management

Schedule of movement of liability from quality assurance program and liability related to guarantee provided to Chouzhou Bank

As of January 1, 2016	546,332
Provision at the inception of new loans (Note)	1,598,238
Provision for fraud incident	81,263
Net payment	(754,833)

As of December 31, 2016	1,471,000
Provision at the inception of new loans (Note)	3,152,899
Recognition of contingent liability	43,049
Net payment	(1,873,000)

As of December 31, 2017	2,793,948

Note:Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

Schedule of estimated useful lives
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Consolidated VIEs
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	USD
Assets
Cash and cash equivalents	433,510	1,148,818	176,570
Restricted cash	1,114,805	1,701,454	261,509
Accounts receivable	23,838	783	120
Prepaid expenses and other assets	398,675	1,025,160	157,564
Amounts due from related parties	1,678	117,222	18,017
Available-for-sale investments	498,000	618,500	95,062
Property, equipment and software, net	4,427	2,078	319
Deferred tax assets	436,402	798,345	122,703

Total assets	2,911,335	5,412,360	831,864

Liabilities
Accounts payable	13,544	33,444	5,140
Amounts due to related parties	6,907	53,149	8,169
Liabilities from quality assurance program	1,471,000	2,775,949	426,655
Deferred revenue	164,318	222,906	34,260
Accrued expenses and other liabilities	507,890	1,063,631	163,477

Total liabilities	2,163,659	4,149,079	637,701

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net revenue	1,316,761	3,237,768	5,414,978	832,267
Net income	465,679	1,445,081	2,237,924	343,963

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net cash provided by operating activities	812,496	2,415,204	3,244,633	498,691
Net cash used in investing activities	(35,486)	(471,321)	(220,359)	(33,869)

Consolidated ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	USD
Assets
Restricted cash	103,481	82,990	12,755
Prepaid expenses and other assets	1,056	3,535	543
Loans at fair value	371,033	791,681	121,679
Held-to-maturity investments	4,896	9,944	1,528

Total assets	480,466	888,150	136,505

Liabilities
Accounts payable	147	380	58
Payable to investors at fair value	418,686	113,445	17,436
Accrued expenses and other liabilities	2,895	7,131	1,096

Total liabilities	421,728	120,956	18,590

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	USD
Net revenue	—	—	—
Net loss	19,735	40,124	6,167

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	USD
Net cash provided by operating activities	6,591	12,713	1,954
Net cash used in investing activities	(169,680)	(487,572)	(74,938)
Net cash provided by/(used in) financing activities	157,121	(294,213)	(45,220)